CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2017	¥ 52,388,703		¥ 377	¥ (4,457,608)	¥ 76,254,607	¥ 635,966	¥ 1,842,081	¥ (22,234,609)	¥ 347,889
Balance (in shares) at Dec. 31, 2017 | shares			2,938,708,899	(86,045,470)
Cumulative effect of changes in accounting principles related to revenue recognition and financial instruments at Sep. 30, 2018	295,965						(1,156,642)	1,452,607
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	3,531,870		¥ 3		3,531,867
Issuance of ordinary shares (in shares) | shares			27,106,948
Accretion of convertible redeemable non-controlling interests	(1,653)							(1,653)
Exercise of share-based awards	33,374			¥ 58,865	(25,491)
Exercise of share-based awards (in shares) | shares				933,562
Share-based compensation and vesting of share-based awards	2,622,942			¥ 719,991	1,640,782				262,169
Share-based compensation and vesting of share-based awards (in shares) | shares				12,861,594
Net income/(loss)	2,076,936							2,314,746	(237,810)
Foreign currency translation adjustments	2,768,935						2,768,935
Net change in unrealized gains/(loss) on available-for-sale debt securities	(21,076)						(21,076)
Change of the capital from non-controlling interest shareholders	181,482								181,482
Share of changes in the equity investee's capital accounts	629,975				629,975
Balance at Sep. 30, 2018	64,507,453		¥ 380	¥ (3,678,752)	82,031,740	635,966	3,433,298	(18,468,909)	553,730
Balance (in shares) at Sep. 30, 2018 | shares			2,965,815,847	(72,250,314)
Balance at Dec. 31, 2018	60,866,860		¥ 380	¥ (3,783,729)	82,832,895	1,400,412	3,359,096	(24,038,081)	1,095,887
Balance (in shares) at Dec. 31, 2018 | shares			2,965,815,847	(71,519,492)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	759,195		¥ 1		759,194
Issuance of ordinary shares (in shares) | shares			8,127,302
Repurchase of ordinary shares	(131,010)			¥ (131,010)
Repurchase of ordinary shares (in shares) | shares				(1,871,696)
Accretion of convertible redeemable non-controlling interests	(2,303)							(2,303)
Exercise of share-based awards	98,229			¥ 161,459	(63,230)
Exercise of share-based awards (in shares) | shares				2,533,124
Share-based compensation and vesting of share-based awards	2,663,590			¥ 1,014,737	1,230,787				418,066
Share-based compensation and vesting of share-based awards (in shares) | shares				17,236,856
Net income/(loss)	8,336,254	$ 1,166,286						8,552,504	(216,250)
Foreign currency translation adjustments	1,566,201						1,523,784		42,417
Net change in unrealized gains/(loss) on available-for-sale debt securities	37,583	5,258					37,583
Change of the capital from non-controlling interest shareholders	3,573,369				3,054,338				519,031
Share of changes in the equity investee's capital accounts	(13,945)				(13,945)
Balance at Sep. 30, 2019	¥ 77,754,023	$ 10,878,188	¥ 381	¥ (2,738,543)	¥ 87,800,039	¥ 1,400,412	¥ 4,920,463	¥ (15,487,880)	¥ 1,859,151
Balance (in shares) at Sep. 30, 2019 | shares			2,973,943,149	(53,621,208)